Disclosure of detailed information about discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Revenue	$ 65,828	$ 71,595	$ 78,112
Operating expenses	39,982	54,815	59,811
Depreciation and depletion	7,313	16,213	21,402
Total cost of sales	47,295	71,028	81,213
(Loss) earnings from mine operations	18,533	567	(3,101)
Mining interest impairment charge	(94,963)	(117,000)	(104,000)
Exploration expenses	(830)	(1,529)	0
Share-based compensation			0
General and administrative expenses	(255)	(1,273)	(1,023)
Other charges	(51)		0
Earnings (loss) from operations	(77,566)	(119,235)	(108,124)
Other income (expense) items	(4,454)	(1,217)	2,877
Loss before income taxes	(82,020)	(120,452)	(105,247)
Income tax recovery	5,711	1,526	7,594
Net Loss	(76,309)	(118,926)	(97,653)
Black Fox Complex [Member]
Statement [Line Items]
Revenue	65,828	71,595	78,112
Operating expenses	39,982	54,815	59,811
Depreciation and depletion	7,269	16,131	21,312
Total cost of sales	47,251	70,946	81,123
(Loss) earnings from mine operations	18,577	649	(3,011)
Mining interest impairment charge	(44,963)	(117,000)	(82,000)
Exploration expenses	0	0	0
Share-based compensation			0
General and administrative expenses	(252)	(1,109)	(1,002)
Other charges	(51)		0
Earnings (loss) from operations	(26,689)	(117,460)	(86,013)
Other income (expense) items	(1,385)	(902)	2,836
Loss before income taxes	(28,074)	(118,362)	(83,177)
Income tax recovery	0	1,200	7,917
Net Loss	(28,074)	(117,162)	(75,260)
Cerro del Gallo [Member]
Statement [Line Items]
Revenue	0	0	0
Operating expenses	0	0	0
Depreciation and depletion	44	82	90
Total cost of sales	44	82	90
(Loss) earnings from mine operations	(44)	(82)	(90)
Mining interest impairment charge	(50,000)	0	(22,000)
Exploration expenses	(830)	(1,529)	0
Share-based compensation			0
General and administrative expenses	(3)	(164)	(21)
Other charges	0		0
Earnings (loss) from operations	(50,877)	(1,775)	(22,111)
Other income (expense) items	(3,069)	(315)	41
Loss before income taxes	(53,946)	(2,090)	(22,070)
Income tax recovery	5,711	326	(323)
Net Loss	$ (48,235)	$ (1,764)	$ (22,393)